Major Commitments and Contingencies (Contingencies) (Details) - Personal Injury and Other Claims Provision [Member] - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Canada [Member]
Loss Contingency [Abstract]
Increase (decrease) to personal injury and other claims provision pursuant to the results of external actuarial studies	$ (11)	$ (11)	$ (13)
Loss Contingency Accrual [Roll Forward]
Beginning of year	182	206	207
Accruals and other	16	12	31
Payments	(30)	(36)	(32)
End of year	168	182	206
Current portion - End of year	27	50	68
U.S. [Member]
Loss Contingency [Abstract]
Increase (decrease) to personal injury and other claims provision pursuant to the results of external actuarial studies	(9)	(20)	(10)
Loss Contingency Accrual [Roll Forward]
Beginning of year	125	141	145
Accruals and other	33	30	28
Payments	(39)	(45)	(29)
Foreign exchange	9	(1)	(3)
End of year	128	125	141
Current portion - End of year	$ 18	$ 25	$ 41